Schedule of Finance Receivables Impairment Calculation Method (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	$ 60,974	$ 50,763
Financing Receivable [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	60,974	50,763
Performing Loans Evaluated Individually [Member] | Financing Receivable [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	15,984	16,495
Performing Loans Evaluated Collectively [Member] | Financing Receivable [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	37,813	24,742
Non Performing Loans Without A Specific Reserve [Member] | Financing Receivable [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	1,096	596
Non Performing Loans With A Specific Reserve [Member] | Financing Receivable [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	$ 6,081	$ 8,930